Long-term Investments (Details 3) - 12 months ended Dec. 31, 2015 $ in Thousands	USD ($)	CNY (¥)
Available-for-sale securities
Tax of total net unrealized gains		¥ 81,400,000
Total net unrealized gains (net of tax) recorded in other comprehensive income	$ 4,238	27,452,000
Available-for-sale securities, cost to fair value
Cost		1,027,188,000
Unrealized Gains		108,885,000
Fair Value		1,136,073,000
Impairment provision recorded in the consolidated statements of comprehensive income		0
Huatai
Available-for-sale securities, cost to fair value
Cost		927,188,000
Unrealized Losses		(216,851,000)
Fair Value		710,337,000
Caissa
Available-for-sale securities, cost to fair value
Cost		100,000,000
Unrealized Gains		325,736,000
Fair Value		¥ 425,736,000